Equity - Share Capital and Share Premium (Details) € / shares in Units, COP in Millions						12 Months Ended
	Oct. 13, 2016 EUR (€) shares	Oct. 11, 2016 EUR (€) shares	Jul. 24, 2015 EUR (€) shares	Jun. 12, 2015 EUR (€)	May 30, 2014	Dec. 31, 2017 EUR (€) € / shares shares	Sep. 27, 2017 EUR (€)	Sep. 27, 2017 COP	Sep. 25, 2017 shares	Sep. 20, 2017 shares	Aug. 29, 2017 EUR (€)	Aug. 29, 2017 COP	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 07, 2016 EUR (€) € / shares shares	Nov. 11, 2016 € / shares shares	Nov. 13, 2015 € / shares shares
Disclosure of classes of share capital [line items]
Share capital amount							€ 934,000,000	COP 3,240,652			€ 317,000,000	COP 1,114,433
Increase In Share Capital Maximum Duration				5 years	5 years
Proportion Of Share Capital Excluded From Pre-Emptive Subscription Rights				20.00%
Proportion Of Shares Acquired To Treasury Shares Held Requirement					10.00%
Aggregate amount of approved securities issuance						€ 25,000,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares									154,341,669	154,326,696				137,233,781	137,233,781	110,857,946
Par value per share (EUR per share) | € / shares						€ 1							€ 1	€ 1	€ 1	€ 1
Share capital amount						€ 5,192,131,686							€ 5,037,804,990	€ 137,233,781
Number of shares | shares						5,192,131,686							5,037,804,990
Cancellation of shares | shares	74,627,988	74,627,988	74,076,263
Reduction of share capital (in shares)	€ 813,000,000	€ 74,627,988	€ 886,000,000
Maximum authorized share capital				€ 2,469,208,757